Accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting policies
Schedule of information used for significant estimates

Policy	Judgement	Estimate	Further information
Deferred tax	Determination of whether sufficient sustainable taxable profits will be generated in future years to recover the deferred tax asset.	Our estimates are based on the five - year revenue and cost forecasts (which include inherent uncertainties).	Note 7
Fair value – financial instruments	Classification of a fair value instrument as level 3, where the valuation is driven by unobservable inputs.	Estimation of the fair value, where it is reasonably possible to have alternative assumptions in determining the FV.	Note 10
Loan impairment provisions

Definition of default against which to apply PD, LGD and EAD models. Selection of multiple economic scenarios.Criteria for a significant increase in credit risk. Identification of risks not captured by the models.

ECL estimates contain a number of measurement uncertainties (such as the weighting of multiple economic scenarios) and disclosures include sensitivities to show the impact on other reasonably possible scenarios.

Note 14

Schedule of estimated useful economic lives
Computer software	3 to 10 years
Other acquired intangibles	3 to 5 years